 NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund

Supplement dated August 12, 2021
to the Prospectus dated March 1, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, Class R shares of the Nationwide Bond Fund are closed and are no longer available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE